UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

120 E 23rd Street, 5th Floor, New York, NY 10010

 (Address of principal executive offices) (Zip code)

Brett Boshco

The STAAR Investment Trust

120 E 23rd Street, 5th Floor

New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 313-9501

Date of fiscal year end: December 31

Date of reporting period: September 30 ,2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	September 30, 2018 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 70.47%

Banks-Domestic MTN - 1.98%
25,000	Credit Suisse Nassau 2.00%, 08/31/2021	$ 23,617

Commerce-Banks Eastern US - 4.99%
25,000	Discover Bank CD 1.90%, 9/1/2020	24,545
35,000	Goldman Sachs Bank CD 1.60%, 03/11/2019	34,909
		59,454
Commerce-US Bank Domestic - 9.09%
30,000	BMO Harris Bank CD 1.00%, 12/08/2021	29,682
30,000	Goldman Sachs Bank CD 1.850%, 05/04/2020	29,579
20,000	Goldman Sachs Bank CD 2.00%, 06/04/2019	19,955
30,000	Synchrony Bank CD 2.35%, 10/13/2022	29,025
		108,241
Commercial Banks - Non US - 2.05%
25,000	State Bank Of India CD 2.40%, 03/14/2022	24,396

Commercial Service-Finance - 4.19%
50,000	GATX Corp. 2.50%, 07/30/2019	49,834

Diversified Banking Institution - 23.16%
25,000	Ally Bank CD 1.35%, 10/15/2018	24,994
25,000	Ally Bank CD 1.70%, 08/26/2019	24,832
25,000	Ally Bank CD 1.80%, 03/02/2020	24,693
25,000	Bank of America 2.151%, 11/09/2020	24,464
25,000	Capital One Bank CD 2.10%, 03/08/2021	24,481
30,000	Capital One Bank CD 2.20%, 05/03/2021	29,394
25,000	Capital One Bank CD 1.60%, 04/22/2019	24,912
20,000	Capital One Bank CD 2.20%, 08/30/2021	19,515
30,000	JP Morgan Chase Bank CD 1.80%, 03/16/2020	29,613
50,000	Royal Bank of Canada 2.25%, 03/19/2021	48,848
		275,746
Finance-Auto Loans - 3.61%
20,000	American Honda Finance 1.65%, 07/12/2021	19,181
25,000	Ford Motor Credit Co. 3.10%, 04/20/2022	23,780
		42,961
Finance-Investor Broker Banker - 2.05%
25,000	Jefferies Group LLC 3.00%, 8/26/2024	24,409

Finance Services - 3.15%
15,000	National Rural Utilities Cooperative Finance Corp. 1.50%, 11/01/2019	14,757
25,000	Goldman Sachs Group, Inc. 2.25%, 08/31/2026	22,779
		37,536
Health Care Facilities & Services - 2.08%
25,000	Cardinal Health, Inc. 2.40%, 11/15/2019	24,806

Perfume, Cosmetics & Other Tools - 1.62%
20,000	Estee Lauder Co, Inc. 1.70%, 05/10/2021	19,249

Retail-Auto & Home Supply Stores - 1.67%
20,000	Autozone Inc. 1.625%, 04/21/2019	19,858

Short Term Corporate - 8.73%
35,000	Deutsche Bank AG 2.85%, 05/10/2019	34,906
25,000	Dr. Pepper Snapple Group 2.00%, 01/15/2020	24,590
25,000	Kroger Co. 1.50%, 09/30/2019	24,648
20,000	PNC Bank 1.45%, 07/29/2019	19,786
		103,930
Water, Sewer, Pipeline - 2.10%
25,000	Kinder Morgan Energy Partners L.P., 2.65%, 02/01/2019	24,982

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $854,862,098) - 70.47%		839,019

EXCHANGE TRADED FUNDS - 11.47%
600	iShares Lehman TIPS Bond	66,373
1,000	SPDR Barclays Short Term Treasury	29,445
800	Vanguard Mortgage-Backed Securities	40,800

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $132,529) - 11.47%		136,618

SHORT TERM INVESTMENTS - 17.79%
211,797	Federated Prime Obligations Fund-Institutional Shares 1.93% * (Cost $211,797)	211,797

TOTAL INVESTMENTS (Cost $1,199,188) ** - 99.73%		$ 1,187,434

OTHER ASSETS LESS LIABILITIES - 0.27%		3,185

NET ASSETS - 100.00%		1,190,619

* Variable rate security; the coupon rate shown represents the yield at September 30, 2018.

** At September 30, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,199,188 amounted to $11,755, which consisted of aggregate gross unrealized appreciation of $6,118 and aggregate gross unrealized depreciation of $17,874.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

 At September 30, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,199,188 amounted to $11,755, which consisted of aggregate gross unrealized appreciation of $6,118 and aggregate gross unrealized depreciation of $17,874.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$136,618	$0	$0	$136,618
Convertible Bonds	$0	$839,019	$0	$839,019
Cash Equivalents	$ 211,797	$0	$0	$211,797
Total	$348,415	$839,019	$0	$1,187,434

	Staar Short-Term Bond Fund
	Schedule of Investments
	September 30, 2018 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 92.16%

Banking - 4.39%
20,000	Barclays Bank PLC 2.00%, 05/31/2019	19,831

Chemicals-Domestic - 6.51%
30,000	Dow Chemical Co. 2.50%, 03/15/2020	29,422

Commerce-Banks Eastern US - 9.88%
25,000	Discover Bank CD 2.05%, 10/09/2018	25,001
20,000	American Express Centurion Bank CD 1.95%, 08/31/2020	19,602
		44,603

Commerce-US Banks Domestic - 14.30%
30,000	American Express Bank FSB 1.65%, 03/06/2019	29,931
20,000	American Express Bank FSB 1.75%, 09/06/2019	19,867
15,000	Goldman Sachs Bank CD 1.85%, 05/04/2020	14,790
		64,588

Diversified Banking Institution - 34.02%
25,000	Ally Bank CD 1.50%, 03/04/2019	24,928
30,000	Ally Bank CD 1.80%, 03/02/2020	29,630
20,000	Ally Bank CD 2.10%, 12/14/2020	19,641
25,000	Capital One Bank CD 1.50%, 03/08/2019	24,925
25,000	Capital One Bank CD 1.60%, 04/22/2019	24,912
30,000	JP Morgan Chase BK CD 1.80%, 03/16/2020	29,613
		153,649
Finance Services - 4.36%
20,000	National Rural Utilities Cooperative Finance Corp. 1.50%, 11/01/2019	19,676

Health Care Facilities & Services - 5.49%
25,000	Cardinal Health, Inc. 2.40%, 11/15/2019	24,806

Short Term Corporate - 13.21%
40,000	Deutsche Bank AG 2.85%, 05/10/2019	39,892
20,000	PNC Bank 1.45%, 07/29/2019	19,786
		59,678

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $420,713) - 92.16%		$ 416,253

SHORT TERM INVESTMENTS - 7.60%
34,311	Federated Prime Obligations Fund-Institutional Shares 1.93% * (Cost $34,311)	34,311

TOTAL INVESTMENTS (Cost $455,024) **- 99.76%		450,564

OTHER ASSETS LES LIABILITIES- 0.24%		1,086

NET ASSETS - 100.00%		451,650

* Variable rate security; the coupon rate shown represents the yield at September 30, 2018.

** At September 30, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $455,024 amounted to $4,460, which consisted of aggregate gross unrealized appreciation of $1 and aggregate gross unrealized depreciation of $4,461.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2018 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $455,024 amounted to $4,460, which consisted of aggregate gross unrealized appreciation of $1 and aggregate gross unrealized depreciation of $4,461.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds	$0	$416,253	$0	$416,253
Cash Equivalents	$34,311	$0	$0	$34,311
Total	$34,311	$416,253	$0	$450,564

	Staar Larger Company Stock Fund
	Schedule of Investments
	September 30, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 11.32%

Refrigeration & Service Industry - 6.67%
1,400	Middleby Corp. *	$ 181,090
3,800	Welbilt, Inc. *	79,344
		260,434
Retail-Variety Stores - 1.73%
200	Costco Wholesale Corp.	46,976

TOTAL FOR COMMON STOCK (Cost $228,673) - 11.32%		$ 307,410

EXCHANGE TRADED FUNDS - 28.87%

1,300	Consumer Staples Select Sector SPDR	$ 70,109
500	First Trust ISE Cloud Computing Index	28,360
300	iShares Core S&P 500 ETF	87,819
135	iShares Nasdaq Biotechnology	16,462
1,700	iShares Russell Mid Cap Growth Index Fund	230,486
250	iShares U.S. Healthcare ETF	50,725
400	iShares U.S. Medical Devices ETF	90,992
200	iShares U.S. Real Estate ETF	16,004
75	iShares U.S. Tech ETF	14,551
200	iShares U.S. Utilities ETF	26,814
300	Invesco S&P 500 High Dividend Low Volatility	12,423
200	Invesco S&P 500 Equal Weight ETF	21,362
300	ProShares S&P 500 Dividend Aristocrats	20,043
500	PureFunds ISE Cyber Security ETF *	20,065
300	Vanguard Dividend Appreciation ETF	33,210
550	Vanguard REIT Index	44,374

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $422,870) - 28.87%		$ 783,799

OPEN-END MUTUAL FUNDS - 59.54%

5,691	AF Fundamental Investors Fund Class F-2	$ 371,744
8,326	AMG Yacktman Service *	203,077
11,060	Brown Advisory Growth Equity Fund *	282,246
5,460	Franklin Rising Dividends Fund Class A	360,415
3,056	Mairs & Power Growth Fund *	399,068

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $6661,038) - 59.54%		$ 1,616,550

SHORT TERM INVESTMENTS - .25%
6,812	Federated Prime Obligations Fund-Institutional Shares 1.93% ** (Cost $6,812)	6,812

TOTAL INVESTMENTS (Cost $1,319,393) - 99.98%		2,714,571

OTHER ASSETS LES LIABILITIES (0.02%)		420

NET ASSETS - 100.00%		2,714,991

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2018.

*** At September 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,319,393 amounted to $1,395,179, which consisted of aggregate gross unrealized appreciation of $1,395,179 and aggregate gross unrealized depreciation of $0.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,319,393 amounted to $1,395,179, which consisted of aggregate gross unrealized appreciation of $1,395,179 and aggregate gross unrealized depreciation of $0.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 307,410	$0	$0	$307,410
Exchange Traded Funds	$783,799	$0	$0	$783,799
REIT	$0	$0	$0	$0
Open End Mutual Funds	$1,616,550	$0	$0	$1,616,550
Cash Equivalents	$6,812	$0	$0	$6,812
Total	$2,714,571	$0	$0	$2,714,571

	Staar Smaller Company Stock Fund
	Schedule of Investments
	September 30, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 3.32%

Services-Business Servies, NEC 3.32%
4,500	Avaya Holdings Corp. *	99,630

TOTAL FOR COMMON STOCK (Cost $89,311) - 3.32%		$ 99,630

EXCHANGE TRADED FUNDS - 52.00%

2,875	iShares MicroCap ETF	305,627
200	iShares Russell 2000 ETF	33,710
1,200	iShares Russell 2000 Value ETF	159,600
2,950	iShares S&P Smallcap 600 Growth ETF	595,133
300	Invesco S&P SmallCap 600 Pure Growth ETF	40,185
900	WisdomTree U.S. Midcap Earnings EFT	37,224
11,900	WisdomTree Small Cap Dividend ETF	353,549
900	WisdomTree Small Cap Earnings ETF	35,856

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $760,013) - 52.00%		$ 1,560,884

OPEN-END MUTUAL FUNDS - 41.89%

13,055	Columbia Acorn Fund Class Z *	$ 228,335
3,032	Franklin MicroCap Value Fund Class A *	103,013
1,300	Hancock Horizon Burkenroad Smallcap Class D *	92,443
11,535	Aberdeen Smallcap Fund Class A *	448,026
45,206	Wasatch Smallcap Value Fund *	385,606

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $762,125) - 41.89%		$ 1,257,424

SHORT TERM INVESTMENTS - 2.68%
80,519	Federated Prime Obligations Fund-Institutional Shares 1.93% ** (Cost $80,519)	80,519

TOTAL INVESTMENTS (Cost $1,691,968) *** - 99.90%		2,998,457

OTHER ASSETS LES LIABILITIES (0.10%)		2,980

NET ASSETS - 100.00%		3,001,437

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2018.

*** At September 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,691,968 amounted to $1,306,486, which consisted of aggregate gross unrealized appreciation of $1,317,063 and aggregate gross unrealized depreciation of $10,577.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,691,968 amounted to $1,306,486, which consisted of aggregate gross unrealized appreciation of $1,317,063 and aggregate gross unrealized depreciation of $10,577.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$99,630	$0	$0	$99,630
Exchange Traded Funds	$1,560,884	$0	$0	$1,560,884
REITS	$0	$0	$0	$0
Mutual Funds	$1,257,424	$0	$0	$1,257,424
Cash Equivalents	$80,519	$0	$0	$80,519
Total	$2,998,457	$0	$0	$2,998,457

	Staar International Fund
	Schedule of Investments
	September 30, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 2.14%

Beverages - 1.19%
150	Diageo Plc. ADR	$ 21,251

Services-Business Services - 0.95%
100	Accenture Plc Class A *	17,020

TOTAL FOR COMMON STOCK (Cost $18,594) - 2.14%		$ 38,271

EXCHANGE TRADED FUNDS - 32.62%

1,400	Invesco Builders Emerging Markets 50 ADR Index	$ 56,700
750	DB X-Trackers MSCI EAFE Hedged Equity Fund *	24,255
3,400	First Trust Dorsey Wright International Focus 5 ETF	68,816
700	iShares MSCI Emerging Markets ETF *	30,044
400	iShares MSCI EAFE Index ETF *	27,196
700	SPDR S&P International Dividend ETF	26,537
700	Vanguard Global Ex-U.S. Real Estate ETF	39,319
600	WisdomTree EM Markets Small Cap Division Fund	27,390
1,800	WisdomTree International High Dividend Fund ETF	75,204
900	WisdomTree International Dividend Top 100	37,836
2,400	WisdomTree International Small Cap Dividend Fund	170,736

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $501,236) - 32.62%		$ 584,033

OPEN-END MUTUAL FUNDS - 64.72%
4,271	AF Europacific Growth FD F-2 *	$ 226,106
2,123	Calamos International Growth Class A *	43,967
3,486	Harbor International Institutional Class *	223,400
2,500	Putnam International Capital Opportunities Fund Class A *	102,975
6,819	Saturna Sextant International *	120,419
16,458	T Rowe Price International Growth & Income Funds *	236,668
6,076	Templeton Developing Markets Trust Class A *	123,282
5,549	The Aberdeen International Equity Fund Institutional Service Class *	81,955

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $706,597) - 64.72%		$ 1,158,772

SHORT TERM INVESTMENTS - .28%
4,992	Federated Prime Obligations Fund-Institutional Shares 1.93% ** (Cost $4,992)	4,992

TOTAL INVESTMENTS (Cost $1,231,419) *** - 99.76%		1,786,068

OTHER ASSETS LES LIABILITIES (0.24%)		4,273

NET ASSETS - 100.00%		1,790,341

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2018.

*** At September 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,231,419 amounted to $554,650, which consisted of aggregate gross unrealized appreciation of $556,265 and aggregate gross unrealized depreciation of $1,616.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At September 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,231,419 amounted to $554,650, which consisted of aggregate gross unrealized appreciation of $556,265 and aggregate gross unrealized depreciation of $1,616.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$38,271	$0	$0	$38,271
Exchange Traded Funds	$584,033	$0	$0	$584,033
Mutual Funds	$1,158,772	$0	$0	$1,158,772
Cash Equivalents	$4,992	$0	$0	$4,992
Total	$1,786,068	$0	$0	$1,786,068

	Staar Disciplined Strategies Fund
	Schedule of Investments
	September 30, 2018 (Unaudited)

Shares		Value

COMMON STOCK - 13.56%

Refrigeration & Service Industry - 3.20%
3,800	Welbilt, Inc. *	$ 79,344
800	Middleby Corp. *	103,480
		182,824
Services-Business Services, NEC - 1.80%
410	Fidelity National Information Services, Inc.	44,719
4,900	Avaya Business Holdings Corp. *	108,486
		153,205

TOTAL FOR COMMON STOCK (Cost $293,971) - 13.56%		$ 336,029

EXCHANGE TRADED FUNDS - 15.22%

900	iShares Russell Midcap Growth Index Fund	122,022
500	iShares S&P Smallcap 600 Growth ETF	100,870
400	iShares U.S. Technology ETF	77,608
900	ProShares Long Online/Short Stores ETF *	42,849
300	SPDR Gold Shares *	33,828
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $216,399) - 15.22%		$ 377,177

OPEN-END MUTUAL FUNDS - 10.00%

16,700	Evermore Global Value Fund *	247,828
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $251,669) - 10.00%		$ 247,828

SHORT TERM INVESTMENTS - 61.20%
1,516,815	Federated Prime Obligations Fund-Institutional Shares 1.93%** (Cost $1,516,815)	1,516,815

TOTAL INVESTMENTS (Cost $2,278,854) - 99.98%		$ 2,477,849

OTHER ASSETS LES LIABILITIES (0.02%)		551

NET ASSETS - 100.00%		$ 2,478,400

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2018.

*** At September 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,278,854 amounted to $198,995, which consisted of aggregate gross unrealized appreciation of $206,980 and aggregate gross unrealized depreciation of $7,985.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Disciplined Strategies Fund
1. SECURITY TRANSACTIONS

At September 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,278,854 amounted to $198,995, which consisted of aggregate gross unrealized appreciation of $206,980 and aggregate gross unrealized depreciation of $7,985.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$336,029	$0	$0	$336,029
Exchange Traded Funds	$377,177	$0	$0	$377,177
REITS	$0	$0	$0	$0
Mutual Funds	$247,828	$0	$0	$247,828
Cash Equivalents	$1,516,815	$0	$0	$1,516,815
Total	$2,477,849	$0	$0	$2,477,849

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ Brett Boshco

----------------------------------------

Brett Boshco,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brett Boshco

----------------------------------------

Brett Boshco,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date 11/20/2018

The STAAR Investment Trust

(Registrant)

Date 11/20/2018